Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 2,721	¥ 1,927
Less: Accumulated amortization	(1,069)	(730)
Intangible assets, net	1,652	1,197
Software and system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,141	1,347
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 580	¥ 580